Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000237872 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	23.60%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	23.60%
Percent of Net Long Exposure	(23.60%)
C000237872 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	69.90%
Percent of Total Long Exposure	41.80%
Percent of Total Short Exposure	28.20%
Percent of Net Long Exposure	13.60%
C000237872 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	102.60%
Percent of Total Long Exposure	102.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	102.60%
C000237872 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	78.40%
Percent of Total Long Exposure	65.30%
Percent of Total Short Exposure	13.20%
Percent of Net Long Exposure	52.10%
C000237871 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	23.60%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	23.60%
Percent of Net Long Exposure	(23.60%)
C000237871 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	69.90%
Percent of Total Long Exposure	41.80%
Percent of Total Short Exposure	28.20%
Percent of Net Long Exposure	13.60%
C000237871 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	102.60%
Percent of Total Long Exposure	102.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	102.60%
C000237871 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	78.40%
Percent of Total Long Exposure	65.30%
Percent of Total Short Exposure	13.20%
Percent of Net Long Exposure	52.10%
C000237874 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	21.10%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	21.10%
Percent of Net Long Exposure	(21.10%)
C000237874 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	32.70%
Percent of Total Long Exposure	21.90%
Percent of Total Short Exposure	10.90%
Percent of Net Long Exposure	11.00%
C000237874 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	94.40%
Percent of Total Long Exposure	94.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	94.40%
C000237874 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	86.60%
Percent of Total Long Exposure	72.80%
Percent of Total Short Exposure	13.80%
Percent of Net Long Exposure	59.00%
C000237873 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	21.10%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	21.10%
Percent of Net Long Exposure	(21.10%)
C000237873 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	32.70%
Percent of Total Long Exposure	21.90%
Percent of Total Short Exposure	10.90%
Percent of Net Long Exposure	11.00%
C000237873 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	94.40%
Percent of Total Long Exposure	94.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	94.40%
C000237873 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	86.60%
Percent of Total Long Exposure	72.80%
Percent of Total Short Exposure	13.80%
Percent of Net Long Exposure	59.00%
C000237876 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	55.10%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	55.10%
Percent of Net Long Exposure	(55.10%)
C000237876 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	25.00%
Percent of Total Long Exposure	15.20%
Percent of Total Short Exposure	9.80%
Percent of Net Long Exposure	5.40%
C000237876 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	101.50%
Percent of Total Long Exposure	101.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	101.50%
C000237876 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	106.50%
Percent of Total Long Exposure	83.00%
Percent of Total Short Exposure	23.40%
Percent of Net Long Exposure	59.60%
C000237875 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	55.10%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	55.10%
Percent of Net Long Exposure	(55.10%)
C000237875 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	25.00%
Percent of Total Long Exposure	15.20%
Percent of Total Short Exposure	9.80%
Percent of Net Long Exposure	5.40%
C000237875 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	101.50%
Percent of Total Long Exposure	101.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	101.50%
C000237875 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	106.50%
Percent of Total Long Exposure	83.00%
Percent of Total Short Exposure	23.40%
Percent of Net Long Exposure	59.60%